NATURE OF BUSINESS - Plan of Arrangement with Equinox Gold - Narrative (Details) $ / shares in Units, $ in Thousands, $ in Millions								12 Months Ended
	Oct. 07, 2022 $ / shares shares	Oct. 14, 2021 shares	Apr. 07, 2021 USD ($) shares	Apr. 07, 2021 $ / shares shares	Mar. 18, 2021 USD ($) shares	Mar. 18, 2021 CAD ($) $ / shares shares	Dec. 16, 2020	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Principal amount								$ 115,876	$ 41,436	$ 105
Repayment period					10 days	10 days
Share received for representing an at market acquisition per share (in share)			0.4	0.4
Volume weighted average price			10 days
Transfer of Premier USA shares to the Company									(150,613)
Exercise of stock options									1,881
Exercise of warrants and stock options								$ 3,699
Shares issued			$ 144,900
Replacement warrants reduced the investment | shares			800,000	800,000
Premier Stock Options
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Shares issued on exercise of replacement warrants arrangement resulting | shares			5,722,000	5,722,000
Private Placement
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Shares issued (in shares) | shares		8,784,122
Shares issued									18,305
Transfer, Premier USA Shares
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Equity Settled Employee Benefit Reserve			$ 4,400
Equinox Gold
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Principal amount					$ 20,750
Premier
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Share received for representing an at market acquisition per share (in share)			0.1967	0.1967
Share capital
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Shares issued on exercise of warrants and stock options, per share (in dollars per share) | $ / shares	$ 3.64
Exercise of warrants and stock options (in shares) | shares	7,728,654							1,857,200
Transfer of Premier USA shares to the Company			$ 150,600						$ (150,613)
Transfer of Premier USA shares to the Company (in shares) | shares			1,614						1,614
Exercise of stock options			$ 900						$ 2,819
Exercise of warrants and stock options			$ 500					$ 4,272
Share capital | Premier Stock Options
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Shares issued (in shares) | shares			0.4
Shares issued price (in dollars per share) | $ / shares				$ 1.88
Share capital | Private Placement
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Shares issued (in shares) | shares					30,914,614	30,914,614			8,784,122
Shares issued price (in dollars per share) | $ / shares						$ 2.60
Proceeds from issue of ordinary shares					$ 60,800	$ 80.4
Common share entitled to subscriber (in shares) | shares					1	1
Number of warrant entitled to each subscriber | shares					0.25	0.25
Shares issued									$ 18,305
Share capital | Transfer, Premier USA Shares
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Shares issued (in shares) | shares			137,624,461
Transfer of Premier USA shares to the Company			$ 500
Share capital | South Arturo Silver Stream
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Transfer of Premier USA shares to the Company			900
Equity settled employee benefits
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Exercise of stock options									$ (938)
Exercise of warrants and stock options								$ (573)
Equity settled employee benefits | Premier Stock Options
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Exercise of stock options			$ 4,400
Equinox Gold | Equinox Gold
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Percentage of ownership							84.00%
Equinox Gold | Premier
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Percentage of ownership							16.00%
i-80 | Equinox Gold
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Percentage of ownership							30.00%
i-80 | Premier
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Percentage of ownership							70.00%